Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax
Schedule of income tax in consolidated statements of operations

	2021			2020			2019
Current year income tax expense	Ps.	(347,803)		Ps.	(90,609)		Ps.	(281,491)
Deferred income tax (expense) benefit		(246,125)	(1)		1,496,793	(2)		(813,340)	(3)
Total income tax benefit (expense)	Ps.	(593,928)		Ps.	1,406,184		Ps.	(1,094,831)

(1)    Includes translation effect by Ps. (2,015)

(2)    Includes translation effect by Ps.2,035

(3)    Includes translation effect by Ps. (2,278)

Schedule of income tax in consolidated statements of OCI

	2021		2020		2019
Deferred income tax related to items recognized in OCI during the year
Net (loss) gain cash flow hedges	Ps.	(5,655)	Ps.	46,835	Ps.	(74,820)
Remeasurement gain of employee benefits		2,850		794		3,058
Deferred income tax recognized in OCI	Ps.	(2,805)	Ps.	47,629	Ps.	(71,762)

Schedule of reconciliation of corporate income tax rate to effective tax rate

	2021	%	2020	%	2019	%
Statutory income tax rate	814,344	30.00%	(1,709,992)	30.00%	1,120,168	30.00%
Amendment tax return effects and other tax adjustments	93	(0.01)%	(53,192)	0.92%	(18,770)	(0.51)%
Inflation on furniture, intangible and equipment	(48,751)	(1.79)%	(17,442)	0.29%	(17,839)	(0.48)%
Inflation of tax losses	(41,375)	(1.52)%	(13,512)	0.23%	(8,018)	(0.21)%
Foreign countries difference with Mexican statutory rate	2,609	0.10%	3,509	(0.06)%	4,143	0.11%
Annual inflation adjustment	(167,294)	(6.16)%	51,768	(0.91)%	(1,882)	(0.05)%
Recorded deferred taxes on tax losses	(9,123)	(0.34)%	74,597	(1.29)%	10,025	0.27%
Non-deductible expenses	43,425	1.60%	258,080	(4.51)%	7,004	0.19%
	593,928	21.88%	(1,406,184)	24.67%	1,094,831	29.32%

Schedule of consolidated deferred taxes

	2021				2020
	Consolidated		Consolidated		Consolidated		Consolidated
	statement of		statement of		statement of		statement of
	financial position		operations		financial position		operations

Deferred income tax assets:
Lease liability	Ps.	13,969,589	Ps.	730,335	Ps.	13,239,254	Ps.	1,084,140
Unearned transportation revenue		201,436		(1,032,225)		1,233,661		436,598
Extension lease agreement		1,073,547		300,104		773,443		314,100
Tax losses available for offsetting against future taxable income		100,472		(475,950)		576,422		272,452
Intangible		395,752		(25,156)		420,908		(25,941)
Allowance for doubtful accounts		131,486		69,921		61,565		47,476
Employee benefits		10,432		(7,609)		15,191		2,934
Derivative Financial instruments		2,293		—		7,948		(22)
Employee profit sharing		1,870		(2,453)		4,323		(2,904)
Non derivative financial instruments		—		473,242		(473,242)		(477,471)
		15,886,877		30,209		15,859,473		1,651,362
Deferred income tax liabilities:
Right of use asset		9,552,956		(739,797)		10,292,753		55,824
Supplemental rent		1,303,975		(574,890)		1,878,865		171,916
Rotable spare parts, furniture and equipment, net		1,270,758		563,666		707,092		(177,384)
Provisions		539,911		448,658		91,253		442,598
Inventories		87,592		4,190		83,402		(6,885)
Other prepayments		22,907		13,121		9,786		(17,942)
Prepaid expenses and other assets		431,241		563,703		(132,462)		(311,523)
		13,209,340		278,651		12,930,689		156,604
	Ps.	2,677,537	Ps.	(248,442)	Ps.	2,928,784	Ps.	1,494,758

Schedule of components of deferred taxes in the consolidated statement of financial position

	2021		2020

Deferred tax assets	Ps.	2,907,879	Ps.	3,128,555
Deferred tax liabilities		(230,342)		(199,771)
Deferred tax assets, net	Ps.	2,677,537	Ps.	2,928,784

Schedule of reconciliation of deferred tax liability, net

	2021		2020
Opening balance as of January 1,	Ps.	2,928,784	Ps.	1,386,397
Deferred income tax (expense) benefit during the current year recorded on profits*		(248,442)		1,494,758
Deferred income tax (expense) benefit during the current year recorded in accumulated other comprehensive income (loss)		(2,805)		47,629
Closing balance as of December 31,	Ps.	2,677,537	Ps.	2,928,784

Schedule of available tax carry-forwards

An analysis of the available tax losses carry-forward of the Company at December 31, 2021 is as follows:

Year	Historical		Inflation adjusted				Total remaining		Year of
of loss	Loss		tax loss		Utilized		amount		expiration
2017	Ps.	1,067,836	Ps.	1,278,913	Ps.	1,278,913	Ps.	—	2027
2018		1,142		1,142		—		1,142	2021
2019		4,922		5,568		—		5,568	2029
2019		30,918		30,918		—		30,918	2022
2020		863,847		943,026		883,401		59,625	2030
2020		103,541		103,541		—		103,541	2023
2021		122,427		122,427		—		122,427	2031
2021		11,324		11,684		—		11,684	2024
	Ps.	2,205,957	Ps.	2,497,219	Ps.	2,162,314	Ps.	334,905

A breakdown of available tax loss carry-forward of Controladora and its subsidiaries on December 31, 2021 is as follows:

	Historical		Inflation adjusted				Total
	loss		tax loss		Utilized		remaining amount
Comercializadora	Ps.	54,101	Ps.	58,580	Ps.	—	Ps.	58,580
Concesionaria		1,875,180		2,160,330		2,160,330		—
Viajes Vuela		258,028		258,028		—		258,028
Vuela Aviación		18,648		20,281		1,984		18,297
	Ps.	2,205,957	Ps.	2,497,219	Ps.	2,162,314	Ps.	334,905
Unrecognized NOLs								—
							Ps.	334,905
Tax rate								30%
Deferred income tax							Ps.	100,472

Schedule of tax balances

	2021
Adjusted contributed capital account (Cuenta de capital de aportación or “CUCA”)	Ps.	4,946,422
CUFIN*		4,151,805
*The calculation comprises all the subsidiaries of the Company.